INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
2014	$ 1,912
2015	1,718
2016	1,621
2017	1,489
Thereafter Modified	2,667
Total amortized cost	9,407	12,322
Amortization expense	$ 2,915	$ 1,947	$ 124